Principal Accounting Policies (Schedule of Short-term Investments And Long-term Investments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Investment Holdings [Line Items]
Short-term investment	¥ 3,084,634	$ 474,100	¥ 3,603,497
Other long-term investment	394,923
Fair Value, Inputs, Level 2 [Member]
Investment Holdings [Line Items]
Short-term investment	3,084,634	474,100	3,603,497
Other long-term investment	¥ 394,923	$ 60,699	¥ 0